Note 9 - Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Time Deposits, $250,000 or More	$ 6.2	$ 3.5